REVERSE CAPITALIZATION (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Mar. 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 27, 2024	Mar. 26, 2024	Mar. 12, 2024	Feb. 16, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		911,885		911,885		31,709,747
Price per share						$ 0.0001	$ 10.70
Listing expense				$ 44,469,613
Incurred transaction-related costs		6,804	$ 53,342	6,179,179	$ 55,074
Cumulative transaction-related costs				16,183,014
Business combination amount yet to be paid		5,722,342		5,722,342
Accounts payable and accrued expenses		3,800,000		3,800,000
Other current and non-current liabilities		1,922,342		1,922,342			$ 2,763,720
Transaction related costs				7,947,031
Transaction proceeds				4,858,225
General and administrative expense				285,000
Share-based payment expenses		$ 1,140,218		$ 1,140,218
Loan receivable								$ 9,765,972
Class A ordinary shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued									1,500,000
Price per share									$ 10.00
Number of shares outstanding	3,897,747
Private placements [member]
IfrsStatementLineItems [Line Items]
Purchase price									$ 15,000,000
Class B ordinary shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	3,897,747
Class A TWOA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,500,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Price per share						$ 0.0001
Number of shares outstanding	26,312,000
Number of shares issued	1,500,000